The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account R

Supplement Dated May 1, 2011

To the Product Prospectuses for:

Lincoln SVUL Lincoln SVUL-II

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Delaware VIP® Trust, advised by Delaware Management Company.*

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Protected Profile 2010 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2010 Profile Fund

•                  LVIP Protected Profile 2020 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2020 Profile Fund.

•                  LVIP Protected Profile 2030 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2030 Profile Fund.

•                  LVIP Protected Profile 2040 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2040 Profile Fund.

•                  LVIP Conservative Profile Fund (Standard Class): Current income.
Name changed from LVIP Wilshire Conservative Profile Fund.

•                  LVIP Moderate Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderate Profile Fund.

•                  LVIP Moderately Aggressive Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderately Aggressive Profile Fund.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account R

Supplement Dated May 1, 2011

To the Product Prospectuses for:

Lincoln SVUL-II Elite Series Lincoln SVUL-III Elite Series Momentum SVULone Momentum SVULone 2007

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Delaware VIP® Trust, advised by Delaware Management Company.*

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Dimensional Non-U.S. Equity Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Dimensional U.S. Equity Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Total Bond Fund (Standard Class): Total return consistent with capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Vanguard Domestic Equity ETF Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Vanguard International Equity ETF Fund (Standard Class): Capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP Protected Profile 2010 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2010 Profile Fund

•                  LVIP Protected Profile 2020 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2020 Profile Fund.

•                  LVIP Protected Profile 2030 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2030 Profile Fund.

•                  LVIP Protected Profile 2040 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2040 Profile Fund.

•                  LVIP Conservative Profile Fund (Standard Class): Current income.
Name changed from LVIP Wilshire Conservative Profile Fund.

•                  LVIP Moderate Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderate Profile Fund.

•                  LVIP Moderately Aggressive Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderately Aggressive Profile Fund.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN

46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

The following replaces Table III in the “Charges and Fees” section of your product prospectus:

Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Total Annual Operating Expenses	Maximum		Minimum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	2.33	%*	0.30%

* Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.72%. These waivers and reductions generally extend through April 30, 2012 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.  The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the underlying funds, as well as Fund Operating Expenses of mutual funds which are acquired by any of the underlying funds which operate as fund of funds.  Refer to the funds prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by underlying funds, if any.